S000074771 [Member] Average Annual Total Returns	12 Months Ended	45 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	13.31%
Performance Inception Date		Mar. 31, 2022
DoubleLine Shiller CAPE U.S. Equities ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.96%	8.30%
Performance Inception Date		Mar. 31, 2022
DoubleLine Shiller CAPE U.S. Equities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.57%	7.96%
Performance Inception Date		Mar. 31, 2022
DoubleLine Shiller CAPE U.S. Equities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	6.41%
Performance Inception Date		Mar. 31, 2022